Financial Assets and Financial Liabilities_Details Of Changes In Level3 Of The Fair Value Hierarchy(Details) - Level3 Of Fair Value Hierarchy Member [Member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Due from financial institutions measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		₩ 51,125	₩ 48,743
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(2,021)	1,207
Other comprehensive income (loss)		(7,693)	1,175
Purchases		135,227	0
Sales		(86,555)	0
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		90,083	51,125
Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		10,656,042	7,464,860
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		22,069	(66,208)
Other comprehensive income (loss)		144,963	111,826
Purchases		3,519,573	4,544,254
Sales		(3,263,111)	(2,139,174)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	129,580	851,457
Transfers out of Level 3	[1]	(109,193)	(110,973)
Ending balance		₩ 11,099,923	₩ 10,656,042
Description Of Reasons For Transfers Into Level3 Of Fair Value Hierarchy Assets		Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data
Description Of Reasons For Transfers Out Of Level3 Of Fair Value Hierarchy Assets		Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data
Loans measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		₩ 188,133	₩ 213,203
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		627	10,412
Other comprehensive income (loss)		0	0
Purchases		0	154,005
Sales		(150,004)	(189,487)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		38,756	188,133
Financial assets at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance			1,332,718
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss			0
Other comprehensive income (loss)			55,993
Purchases			95,359
Sales			(1,672)
Issues			0
Settlements			0
Transfers into Level 3	[1]		0
Transfers out of Level 3	[1]		0
Equity securities measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		1,482,398
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(206)
Other comprehensive income (loss)		815,244
Purchases		122,827
Sales		(355)
Issues		0
Settlements		0
Transfers into Level 3	[1]	0
Transfers out of Level 3	[1]	0
Ending balance		2,419,908	1,482,398
Loans measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		0
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		0
Other comprehensive income (loss)		(217)
Purchases		40,000
Sales		(11,800)
Issues		0
Settlements		0
Transfers into Level 3	[1]	0
Transfers out of Level 3	[1]	0
Ending balance		27,983	0
Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		(11,222,032)	(10,873,383)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(406,788)	(1,285,157)
Other comprehensive income (loss)		(27,876)	(25,538)
Purchases		0	0
Sales		0	0
Issues		(9,333,419)	(12,416,402)
Settlements		11,788,684	13,378,448
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		(9,201,431)	(11,222,032)
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		309,966	(300,131)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		400,241	851,453
Other comprehensive income (loss)		0	0
Purchases		(24,165)	0
Sales		(328,348)	(163,856)
Issues		(42,732)	(59,202)
Settlements		90	(1,316)
Transfers into Level 3	[1]	(1,044)	(16,982)
Transfers out of Level 3	[1]	(13,587)	0
Ending balance		₩ 300,421	₩ 309,966
Description Of Reasons For Transfers Into Level3 Of Fair Value Hierarchy Assets		Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data

[1]	Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.